Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Creation Date	Sep. 11, 2026
Document Effective Date	Sep. 11, 2026
Document Period End Date	Dec. 31, 2025